Financial assets and financial liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Schedule Of Principal And Interest Amounts Outstanding For Loans And Bonds
The Group has the following principal and interest amounts outstanding for loans and bonds:

Short-term borrowings and current portion of long-term debt	December 31, 2020		December 31, 2019
	Interest rate, %	Amount of outstanding debt	Interest rate, %	Amount of outstanding debt
In Russian rubles
Banks and financial institutions	5.8	2,644	7.8	1,347
Weighted average interest rate for the period	5.8		7.8

In euro
Banks and financial institutions	1.7-1.8	171	1.7-1.9	524
Weighted average interest rate for the period	1.8		1.9
Current portion of long-term debt	—	298,794	—	368,335
Interest payable	—	9,750	—	9,014
Fines and penalties on overdue amounts	—	3,477	—	2,097

Total short-term borrowings and current portion of long-term debt		314,836		381,317

Long-term debt	December 31, 2020		December 31, 2019
	Interest rate, %	Amount of outstanding debt	Interest rate, %	Amount of outstanding debt
In Russian rubles
Banks and financial institutions	1.0-6.9	158,969	1.0-9.8	239,659
Bonds issue	7.9-8.8	2,432	8.0-11.9	6,370
Corporate lenders	9.3	47	9.3	43
Weighted average interest rate for the period	5.8		7.9

In U.S. dollars
Banks and financial institutions	7.1-7.2	29,576	3.2-9.0	44,725
Weighted average interest rate for the period	7.2		8.4

In euro
Banks and financial institutions	0.3-5.7	109,971	0.8-7.0	84,743
Weighted average interest rate for the period	4.7		4.8
Current part of long-term loans and borrowings		(298,794)		(368,335)

Total long-term debt		2,201		7,205

Scheduled Maturities of the Debt Outstanding
Aggregate scheduled maturities of the debt outstanding as of December 31, 2020 were as follows:

Payable by
On demand	310,522
2021 (current portion)	4,314
2022	2,101
2023	17
2024	17
2025	63
Thereafter	3

Total	317,037

Summary of Outstanding Balances of Principal Amount of Short-term and Long-term Debt by Denominated Currencies and Major Banks
The outstanding balances of principal amount of short-term and long-term debt by denominated currencies and major banks as of December 31, 2020 and 2019 were as follows:

Short-term and long-term debt	December 31, 2020	December 31, 2019
Russian ruble-denominated
Gazprombank	97,505	139,971
VTB	63,313	99,411
Bonds	2,432	6,370
Other	842	1,667

Total	164,092	247,419

U.S. dollar-denominated
VTB	18,135	27,256
BNP	11,441	9,587
VEB	—	7,000
Other	—	882

Total	29,576	44,725

Euro-denominated
VTB	85,898	66,145
BNP	18,036	13,793
Wiltan Enterprises Ltd	3,590	96
Other	2,618	5,233

Total	110,142	85,267

Total short-term and long-term debt	303,810	377,411

Schedule of Information About Ratios Under Most Significant Loan Agreements
The Group was required to comply with the following ratios under the most significant loan agreements with the Russian state-controlled banks as of December 31, 2020
2
:

Restrictive covenants	Requirement	Actual as of December 31, 2020
Group’s Adjusted EBITDA 3 to Net Interest Expense	Shall not be less than 2.0:1.0	1.67:1.0
Group’s Adjusted EBITDA to Consolidated Financial Expense	Shall not be less than 2.0:1.0	1.64:1.0
Group’s Net Debt to Adjusted EBITDA	Shall not exceed 6.0:1.0	8.05:1.0
Group’s Total Debt to Adjusted EBITDA	Shall not exceed 6.0:1.0	8.08:1.0
Group’s Cash flow from operating activities to Adjusted EBITDA	Shall not be less than 0.80:1.0	0.90:1.0
Group’s Adjusted EBITDA to Revenue	Shall not be less than 0.15:1.0	0.15:1.0
In April 2020, the Group received a waiver from VTB for financial and non-financial
covenants holiday period until December 31, 2020 set under the ruble-denominated loans of RUB 58,507 million which were fully repaid in October 2020 and under the U.S. dollar-denominated loans of $245 million (RUB 18,135 million as of December 31, 2020). In December 2020, the Group received a waiver from VTB for financial and non-financial
covenants holiday period until February 28, 2021 set under the U.S. dollar-denominated loans of $245 million (RUB 18,135 million as of December 31, 2020).
As of December 31, 2020, the Group was not in compliance with several financial and non-financial
covenants set by the loan agreements with the Russian state-controlled banks. Also, the Group was not in compliance with covenants contained in the loan agreements with foreign banks (such as Net Borrowings to

1	CMP’s accounts receivable from Russian Railways JSC as of December 31, 2020 amounted to nil.
2
Net Debt and Total Debt are calculated according to the respective definitions set by the credit agreements. Generally, Total Debt includes outstanding loans, lease, bonds and other finance liability balances; Net Debt is equal to Total Debt less cash and cash equivalents.

3	Adjusted EBITDA is calculated as defined in the respective loan agreements.

Disclosure Of Detailed Information About Right Of Use Assets Movement Explanatory [Text Block]
Set out below are the carrying amounts of
right-of-use
assets recognised and the movements during the years ended December 31, 2020 and 2019:

	Land	Buildings and constructions	Operating machinery and equipment	Transportation vehicles	Total
As of January 1, 2019	—	—	643	9,469	10,112
Adjustment on initial application of IFRS 16	1,932	681	73	12	2,698
Additions as a result of new leases and capitalized leasehold improvements	54	537	257	7,088	7,936
Depreciation charge	(72)	(138)	(204)	(2,587)	(3,001)
Effect of modification and changes of estimates in lease contracts	137	4	142	311	594
Impairment	(72)	—	(19)	(363)	(454)
Transfer to own property, plant and equipment	—	—	(114)	(1)	(115)
Exchange differences on translation of foreign operations	(1)	(23)	(15)	(3)	(42)

As of December 31, 2019	1,978	1,061	763	13,926	17,728

Additions as a result of new leases and capitalized leasehold improvements	41	70	163	1,804	2,078
Depreciation charge	(67)	(266)	(191)	(3,307)	(3,831)
Effect of modification and changes of estimates in lease contracts	(265)	153	5	(1,030)	(1,137)
Discontinued operations (Note 25)	(511)	(13)	—	(1,123)	(1,647)
Impairment	(16)	—	(81)	(303)	(400)
Transfer to own property, plant and equipment	—	—	(29)	(4)	(33)
Exchange differences on translation of foreign operations	5	46	25	6	82

As of December, 31 2020	1,165	1,051	655	9,969	12,840

Summary of the Carrying Amounts of Lease Liabilities and the Movements
The Group presents lease liabilities separately from other liabilities in the consolidated statement of financial position. Set out below are the carrying amounts of lease liabilities and the movements during the years ended December 31, 2020 and 2019:

	2020	2019
Lease liabilities as of January 1	17,355	8,293
Adjustment on initial application of IFRS 16	—	3,259
Additions as a result of new leases	573	7,372
Effect of modification and changes of estimates in lease contracts	(1,155)	608
Interest expense	1,088	1,409
Lease payments	(5,031)	(3,488)
Discontinued operations (Note 25)	(1,448)	—
Exchange differences on translation of foreign operations	99	(34)
Other	12	(64)

Lease liabilities as of December 31	11,493	17,355

Schedule of Information About Remaining Contractual Maturities of Non-derivative Financial Liabilities
The following tables show the remaining contractual maturities at the reporting date of the Group’s non-derivative
financial liabilities, which are based on contractual undiscounted cash flows (including interest payment computed using contractual rates, or if floating, based on rates current at the reporting date) and the earliest the Group can be required to pay.

	Maturity
	On demand	Within 1 year	More than 1 year but less than 2 years	More than 2 years but less than 3 years	More than 3 years but less than 4 years	More than 4 years	Total
At December 31, 2020
Loans and borrowings, including interest payable	311,673	4,333	2,109	18	18	66	318,217
Lease liabilities	6,329	2,521	1,299	672	475	8,187	19,483
Trade and other payables	27,226	13,125	—	—	—	—	40,351
Other financial liabilities	—	488	487	481	445	1,272	3,173

	Maturity
	On demand	Within 1 year	More than 1 year but less than 2 years	More than 2 years but less than 3 years	More than 3 years but less than 4 years	More than 4 years	Total
At December 31, 2019
Loans and borrowings, including interest payable	373,799	7,998	5,024	2,325	14	70	389,230
Lease liabilities	8,802	3,992	3,122	1,230	643	12,515	30,304
Trade and other payables	20,210	14,642	—	—	—	—	34,852
Other financial liabilities	—	—	54,450	38	38	19	54,545

Schedule of Information About Maximum Exposure to Credit Risk Arising from Financial Assets
The maximum exposure to credit risk arising from the Group’s financial assets is presented as follows:

	December 31, 2020	December 31, 2019
Restricted cash (excluding cash on hand)	284	147
Cash deposits	320	1,074
Trade and other receivables	16,442	15,442
Other financial assets	370	382
— Promissory notes	—	—
— Loans issued	354	368
— Bonds	16	14

Total	17,416	17,045

Schedule of Information About Foreign Currency Risk Arising from Recognized Assets and Liabilities
The maximum exposure to credit risk arising from the Group’s financial assets is presented as follows:

	December 31, 2020	December 31, 2019
Restricted cash (excluding cash on hand)	284	147
Cash deposits (Note 14)	320	1,074
Trade and other receivables	16,442	15,442
Other financial assets	370	382
— Promissory notes	—	—
— Loans issued	354	368
— Bonds	16	14

Total	17,416	17,045

Schedule of Information About Sensitivity to Devaluation
The table below demonstrates the Group’s sensitivity to a devaluation of the Russian ruble against U.S. dollar and euro which management believes is an appropriate measure in the current market conditions and which would impact its operations:

	Change in U.S. dollar to Russian ruble exchange rate	Effect ((decrease) /increase) on profit before tax	Change in Euro to Russian ruble exchange rate	Effect ((decrease) /increase) on profit before tax
2018	+14%	(7,672)	+14%	(14,098)
	-14%	7,672	-14%	14,098
2019	+13%	(5,860)	+13%	(11,540)
	-11%	4,958	-11%	9,765
2020	+16%	(6,420)	+16%	(18,420)
	-16%	6,420	-16%	18,420

Schedule of Information About Sensitivity to Change of Floating Rates
The table below demonstrates the Group’s sensitivity to the change of floating rates:

	Increase/decrease in the key rate of the Central Bank of Russian Federation (%)	Effect ((decrease)/ increase) on profit before tax	Increase/ decrease in LIBOR (%)	Effect ((decrease)/ increase) on profit before tax	Increase/ decrease in EURIBOR (%)	Effect ((decrease)/ increase) on profit before tax
2018	+0.75%	(1,922)	+0.50%	(226)	+0.20%	(190)
	-1.00%	2,563	-0.15%	68	-0.01%	9
2019	+1.25%	(3,116)	+0.35%	(145)	+0.15%	(126)
	-1.25%	3,116	-0.35%	145	-0.15%	126
2020	+1.50%	(2,382)	+1.00%	(361)	+0.20%	(225)
	-1.00%	1,588	-0.25%	90	-0.20%	225